Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 14,380	$ 20,151
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	4,946	6,387
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	22	26
Fair Value, Inputs, Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	22	26
Fair Value, Inputs, Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	14,380	20,151
Fair Value, Inputs, Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	4,946	6,387
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 0	$ 0